Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 26 : Related Party Transactions

Investment in Affiliates

We hold investments in affiliates that own or lease properties that we manage or franchise. We recognized management and franchise fee revenue of $31 million, $29 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively, related to our agreements for these properties. We recognized reimbursements and reimbursable costs for these hotels, primarily related to payroll and marketing expenses, of $174 million, $172 million and $148 million in other revenues and expenses from managed and franchised properties in our consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, we had accounts receivable due from these properties related to these management and franchise fees and reimbursements of $21 million. Additionally, in certain cases we incur costs to acquire management contracts with our unconsolidated affiliates or provide loans or guarantees on behalf of these entities. We incurred immaterial contract acquisition costs for the year ended December 31, 2013, no contract acquisition costs for the year ended December 31, 2012 and $18 million for the year ended December 31, 2011 related to such contracts. As of December 31, 2013 and 2012, we had unamortized acquisition costs of $18 million recorded in management and franchise contracts, net in our consolidated balance sheets. As of December 31, 2013 and 2012, we had other financing receivables, net related to these properties of $15 million and $17 million, respectively. We recorded interest income on these other financing receivables of $3 million for the years ended December 31, 2013, 2012 and 2011. We generally own between 10 percent and 50 percent of these equity method investments. See Note 2: “Basis of Presentation and Summary of Significant Accounting Policies,” for further discussion.

The Blackstone Group

Blackstone directly and indirectly owns hotels that we manage or franchise and for which we receive fees in connection with the management and franchise agreements. We recognized management and franchise fee revenue of $42 million, $29 million and $23 million for the years ended December 31, 2013, 2012 and 2011, respectively, related to our agreements for these hotels. We recognized reimbursements and reimbursable costs for these hotels, primarily related to payroll and marketing expenses, of $174 million, $135 million and $101 million in other revenues and expenses from managed and franchised properties in our consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, we had accounts receivable due from these hotels related to these management and franchise fees and reimbursements of $26 million and $28 million, respectively. Additionally, in certain cases, we incur costs to acquire management and franchise contracts with hotels owned by Blackstone. We incurred contract acquisition costs of $15 million and $5 million for the years ended December 31, 2013 and 2011 related to these contracts. Contract acquisition costs for the year ended December 31, 2012 related to these contracts were less than $1 million. As of December 31, 2013 and 2012, we had unamortized acquisition costs of $20 million and $6 million, respectively, recorded in management and franchise contracts, net in our consolidated balance sheets. As of December 31, 2013 and 2012, we had $14 million and $5 million, respectively, accrued in accounts payable, accrued expenses and other in our consolidated balance sheet related to contract acquisition costs for these hotels. Our maximum exposure to loss related to these hotels is limited to the amounts discussed above; therefore, our involvement with these hotels does not expose us to additional variability or risk of loss.

On January 14, 2014, we executed a Purchase and Sale Agreement with an affiliate of Blackstone for the sale of certain land and easement rights at the Hilton Hawaiian Village in connection with a timeshare project, for a total purchase price of approximately $25 million. See Note 30: “Subsequent Events” for additional details.

We also purchase products and services from entities affiliated with or owned by Blackstone. The fees paid for these products and services were $24 million, $26 million and $23 million during the years ended December 31, 2013, 2012 and 2011, respectively.